Correction and Changes in Disclosures - Schedule of Correction of Error (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non - current assets
Property and equipment	$ 2,617,407	$ 2,418,164	$ 2,453,751
Deferred tax assets	19,099	18,339	12,708
Total assets	4,044,961	3,640,595	3,518,574
Current liabilities
Taxes and interest payable	70,077	68,483	43,176
Non-currentliabilities
Other long-term liabilities	130,621	108,448	54,339
Deferred tax liabilities	52,465	44,974	32,865
Total liabilities	2,139,349	2,003,842	2,128,054
Equity
Retained earnings	1,944,439	1,681,573	1,441,831
Net income	(3,888)	(1,872)	(768)
Total equity	1,905,612	1,636,753	1,390,520	$ 1,893,866
Total liabilities and equity	4,044,961	3,640,595	3,518,574
Operating expenses
Maintenance, materials and repairs	132,148	121,781	111,178
Depreciation and amortization	167,324	167,894	150,548
Total operating expenses	2,097,913	1,954,332	2,001,076
Operating profit	429,643	267,520	252,634
Non-operating income (expense)
Gain (loss) on foreign currency fluctuations	6,145	13,043	(440,097)
Profit (loss) before taxes	418,968	364,199	(207,875)
Income tax expense	(49,310)	(38,271)	(32,759)
Net profit (loss)	$ 369,658	$ 325,928	$ (240,634)
Earnings (loss) per share
Basic and diluted	$ 8.71	$ 7.69	$ (5.49)
Increase (decrease) due to corrections of prior period errors [member]
Non - current assets
Property and equipment	$ (208,497)	$ (205,518)
Deferred tax assets	527
Total assets	(207,970)	(205,518)
Current liabilities
Taxes and interest payable	(11,363)
Non-currentliabilities
Other long-term liabilities	7,439
Deferred tax liabilities	1,837
Total liabilities	(2,087)
Equity
Retained earnings	(205,518)	(196,902)
Net income	(365)	(8,616)
Total equity	(205,883)	(205,518)		$ (181,242)
Total liabilities and equity	(207,970)	(205,518)
Operating expenses
Maintenance, materials and repairs	7,439
Depreciation and amortization	2,979	8,616	$ 15,660
Total operating expenses	10,418	8,616	15,660
Operating profit	(10,418)	(8,616)	(15,660)
Non-operating income (expense)
Gain (loss) on foreign currency fluctuations	11,363
Profit (loss) before taxes	945	(8,616)	(15,660)
Income tax expense	(1,310)
Net profit (loss)	$ (365)	$ (8,616)	$ (15,660)
Earnings (loss) per share
Basic and diluted	$ (0.01)	$ (0.21)	$ (0.36)